Offerings	Dec. 09, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of
Maximum Aggregate Offering Price	$ 2,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 276.2
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A ordinary shares, par value $0.001 per share (the “Class A Ordinary Shares”), of LOBO Technologies Ltd. (the “Registrant”) registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(i) One Class A Ordinary Share or one Pre-Funded Warrant(3)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A ordinary shares, par value $0.001 per share (the “Class A Ordinary Shares”), of LOBO Technologies Ltd. (the “Registrant”) registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act.No separate fee is required pursuant to Rule 457(i) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(ii) One Series A Warrant(3)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A ordinary shares, par value $0.001 per share (the “Class A Ordinary Shares”), of LOBO Technologies Ltd. (the “Registrant”) registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act.No separate fee is required pursuant to Rule 457(i) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(iii) One Series B Warrant(3)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A ordinary shares, par value $0.001 per share (the “Class A Ordinary Shares”), of LOBO Technologies Ltd. (the “Registrant”) registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act.No separate fee is required pursuant to Rule 457(i) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants(4)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A ordinary shares, par value $0.001 per share (the “Class A Ordinary Shares”), of LOBO Technologies Ltd. (the “Registrant”) registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act.The proposed maximum offering price of the Class A Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis for any Pre-Funded Warrants offered and sold in the offering, and as such, the proposed aggregate maximum offering price of the Units is $2,000,000.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Series A Warrants(5)
Maximum Aggregate Offering Price	$ 2,200,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 303.82
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A ordinary shares, par value $0.001 per share (the “Class A Ordinary Shares”), of LOBO Technologies Ltd. (the “Registrant”) registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act.There will be one Series A Warrant (the “Series A Warrant”) for every unit (the “Units”) or pre-funded unit (the “Pre-Funded Units”).
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Series B Warrants(6)
Maximum Aggregate Offering Price	$ 11,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,519.1
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A ordinary shares, par value $0.001 per share (the “Class A Ordinary Shares”), of LOBO Technologies Ltd. (the “Registrant”) registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act.There will be one Series B Warrant for every Unit or Pre-Funded Unit. Up to 20,000,000 Class A Ordinary Shares underlying the Series B Warrants are registered.